Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Common shares	Preferred shares	Issued capital Common shares	Issued capital Preferred shares	Contributed surplus	Deficit	Deficit Common shares	Deficit Preferred shares	Accumulated other comprehensive income (loss) [1]	Attributable to shareholders	Attributable to shareholders Common shares	Attributable to shareholders Preferred shares	Attributable to non-controlling interests
Balance, beginning of year at Dec. 31, 2022	$ 1,989			$ 2,863	$ 942	$ 41	$ (2,514)			$ (222)	$ 1,110			$ 879
Changes in equity [abstract]
Net earnings	796						695				695			101
Other comprehensive income (loss)
Net gains on translating net assets of foreign operations, net of hedges and tax	3									3	3
Net gains (losses) on derivatives designated as cash flow hedges, net of tax	99									99	99			0
Net actuarial gains on defined benefits plans, net of tax	(5)									(5)	(5)
Intercompany FVTOCI investments	0									25	25			(25)
Total comprehensive income (loss)	893						695			122	817			76
Dividends	(51)	$ (65)	$ (51)					$ (65)	$ (51)			$ (65)	$ (51)
Shares purchased under normal course issuer bid ("NCIB")	(87)			(80)			(7)				(87)
Changes in non-controlling interests in TransAlta Renewables (Note 4)	(809)			510			(625)			(64)	(179)			(630)
(Provision) reversal of repurchase of shares under the automatic share purchase plan	(19)			(19)							(19)
Share-based payment plans and stock options exercised	11			11							11
Dividends recognised as distributions to non-controlling interests	(198)													(198)
Balance, end of year at Dec. 31, 2023	1,664			3,285	942	41	(2,567)			(164)	1,537			127
Changes in equity [abstract]
Net earnings	239						229				229			10
Other comprehensive income (loss)
Net gains on translating net assets of foreign operations, net of hedges and tax	2									2	2
Net gains (losses) on derivatives designated as cash flow hedges, net of tax	194									194	194			0
Net actuarial gains on defined benefits plans, net of tax	9									9	9
Total comprehensive income (loss)	444						229			205	434			10
Dividends	(52)	$ (71)	$ (52)					$ (71)	$ (52)			$ (71)	$ (52)
Shares purchased under normal course issuer bid ("NCIB")	(143)			(146)			3				(143)
(Provision) reversal of repurchase of shares under the automatic share purchase plan	19			19							19
Share-based payment plans and stock options exercised	22			21		1					22
Dividends recognised as distributions to non-controlling interests	(40)													(40)
Balance, end of year at Dec. 31, 2024	$ 1,843			$ 3,179	$ 942	$ 42	$ (2,458)			$ 41	$ 1,746			$ 97

[1]	(1)Refer to Note 30 for details on components of and changes in, accumulated other comprehensive income (loss).